UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-02631

                                                 Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                         Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Terry Wettergreen

Chestnut Street Exchange Fund

301 Bellevue Parkway

                                     Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (610) 558-1750

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

(Unaudited)

David R. Wilmerding, Jr.

Chairman

October 17, 2019

Fellow Partner:

Our Fund earned $9.02 per share of net investment income in the nine months ended September 30, 2019, compared to $8.43 per share in the same period of 2018.

After providing for the September 30, 2019 distribution, the net asset value per partnership share on September 30, 2019 was $730.43. The net asset value on June 28, 2019, our last report date, was $728.69.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average™ will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 1-800-852-4750 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-852-4750 or by contacting your financial intermediary. Your election to receive reports in paper will apply to the Fund and all funds you hold with your financial intermediary.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

(Unaudited)

Portfolio Review	Third Quarter 2019

Summary

U.S. equities edged slightly higher during the third-quarter of 2019, with the S&P 500® Index returning 1.70%. Market volatility picked up during the quarter on the back of geopolitical frictions, trade-related uncertainty, and weak economic data which stoked fears of slowing growth. In response, the Federal Reserve remained dovish, cutting rates twice during the quarter. Value sectors, such as utilities and consumer staples, benefited from a shift in the market environment in September where value outperformed momentum and growth. Energy was the worst performing sector as fear of economic slowdown weighed on future demand expectations. Healthcare and materials were also weak performers during the third-quarter.

Performance Attribution

The Fund underperformed its benchmark index, the S&P 500® Index, during the third-quarter, net of fees.

Notable detractors during the quarter included security selection in industrials, communication services and materials sectors. Conversely, stock selection in financials and consumer discretionary, and an underweight to the healthcare sector contributed to performance during the quarter.

The largest detractor over the quarter was stock selection in industrials where an overweight to Union Pacific Corporation, within the road and rail industry, and not owning any aerospace and defense companies hurt relative results. Within communication services, an overweight to the entertainment industry, through the Fund’s position in the Walt Disney Co., and a lack of exposure to diversified telecom services weighed on relative performance. Lastly, stock selection in materials, principally within the chemicals industry, drove underperformance during the quarter. In particular, an overweight to Air Products and Chemicals, Inc and an out-of-benchmark position in Cabot Corporation detracted from relative results.

The largest contributor to relative performance over the quarter was stock selection in financials, particularly within the banks and capital markets industries. Within banks, overweights to Wells Fargo & Co. and JP Morgan Chase & Co. were key contributors while an overweight to Moody’s Corporation, within capital markets, also bolstered relative results. Within consumer discretionary, an underweight to the internet and direct marketing retail industry, specifically to Amazon.com Inc, added to relative returns. Lastly, positioning in healthcare, particularly a lack of exposure to companies within both the healthcare providers and services and life sciences tools and services industries, proved advantageous.

Outlook

Despite elevated levels of market volatility and geopolitical risk, our base case is for a slower but steady economic backdrop in the U.S., because of its benign inflation, and accommodative policy—all of which may continue to provide a supportive environment for U.S. companies. In our view, the combination of low inflation and low growth in particular, means investors will search for ways to add duration within their investment portfolios. Against this supportive backdrop, we believe technology and innovation will continue to provide tools that enable companies with best-in-class business models to drive earnings growth across many sectors of the U.S. economy. We are continuing to explore new ways to think about the valuation range of

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

(Unaudited)

Portfolio Review (concluded)

these types of businesses, which may have many years of growth ahead. We view these long-term, structurally-advantaged winners to be very attractively priced given free-cash-flow yields of 3.5 to 5.25% and the compounding effect, as they consistently grow their free cash flow more than ten percent each year.

The persistent overhang of the trade war between the U.S. and China remains a meaningful headwind. Many pundits are suggesting that we are in an industrial recession, and we have already seen new orders slowdown across several industries, including semiconductors, transportation, and hardware. However, it is our opinion that the U.S. consumer continues to be the engine for domestic economic growth, with few excesses in the U.S. system as household debt is low, bank balance sheets are healthy, and inflation remains capped. Despite the elevated concerns and volatility, we believe this dynamic can again propel the continuation of slow-but-sturdy U.S. growth and support the businesses whose securities we hold in the Fund.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Past performance is not a guarantee of future results. Please call (800) 852-4750 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE SUMMARY

As of September 30, 2019

(Unaudited)

	Chestnut Street Exchange Fund		S&P 500® Index		DJIATM Index
3rd Quarter 2019	0.65%		1.70%		1.83%
1 Year	5.62%		4.25%		4.21%
3 Years*	11.35%		13.39%		16.44%
5 Years*	8.07%		10.84%		12.28%
10 Years*	11.57%		13.24%		13.56%
Annualized*	10.93%	(1)	11.20%	(1)	11.47%	(1)
Cumulative	8,331.21%	(1)	9,265.12%	(1)	10,271.52%	(1)

The performance data represent past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

*	Average Annual Return
(1)	Fund Inception 12/29/76

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

	Shares	Value
COMMON STOCKS—98.4%
BASICS—8.7%
Air Products & Chemicals, Inc.	50,413	$11,184,628
Cabot Corp.	73,848	3,346,791
Versum Materials, Inc.	31,057	1,643,847

		16,175,266

CAPITAL EQUIPMENT—4.3%
Emerson Electric Co.	106,453	7,117,448
General Electric Co.	92,425	826,280
Webtec Corp.	496	35,643

		7,979,371

CONSUMER CYCLICALS—13.3%
3M Co.	23,636	3,885,758
CBS Corp.,—Class B	51,024	2,059,839
Comcast Corp.,—Class A	202,741	9,139,564
Walt Disney Co. (The)	74,552	9,715,617

		24,800,778

ENERGY—3.6%
Exxon Mobil Corp.	62,101	4,384,952
Schlumberger, Ltd.	70,818	2,419,851

		6,804,803

FINANCIAL—22.1%
Bank of America Corp.	48,170	1,405,119
JPMorgan Chase & Co.	111,618	13,136,322
Moody’s Corp.	70,949	14,532,484
Wells Fargo & Co.	239,199	12,065,198

		41,139,123

HEALTH CARE—12.4%
Abbott Laboratories	112,356	9,400,827
Johnson & Johnson	57,829	7,481,916
Merck & Co., Inc.	73,978	6,227,468

		23,110,211

	Shares	Value

RETAIL—4.6%
Amazon.com Inc.*	1,021	$1,772,364
Home Depot, Inc. (The)	20,117	4,667,546
Walmart, Inc.	18,345	2,177,185

		8,617,095

STAPLES—4.1%
Altria Group, Inc.	15,436	631,332
Kraft Heinz Co. (The)	3,607	100,762
Mondelez International, Inc.,—Class A	10,720	593,030
PepsiCo, Inc.	37,423	5,130,693
Philip Morris International, Inc.	15,436	1,172,055

		7,627,872

TECHNOLOGY—17.1%
Alphabet Inc.,—Class A*	2,601	3,176,184
Apple, Inc.	16,404	3,674,004
Check Point Software Technologies Ltd.*	38,990	4,269,405
Cisco Systems, Inc.	24,194	1,195,426
Intel Corp.	197,160	10,159,655
Microsoft Corp.	43,766	6,084,787
Oracle Corp.	60,814	3,346,594

		31,906,055

TRANSPORTATION—8.2%
Union Pacific Corp.	93,887	15,207,816

Total Common Stocks (Cost: $23,117,836)		183,368,390

*	Non-Income Producing

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2019

(Unaudited)

		Value

TOTAL INVESTMENT IN SECURITIES
(Cost 23,117,836) **	98.4%	$183,368,390
Other assets in excess of liabilities	2.0%	3,848,156
Other liabilities	(0.4)%	(789,024)

NET ASSETS
(Applicable to 255,232 partnership shares outstanding)	100.0%	$186,427,522

Net Asset Value Per Share		$730.43

Net assets applicable to shares owned by:
Limited partners (255,139 shares)		$186,359,713
Managing general partners (93 shares)		67,809

Total net assets		$186,427,522

**	At September 30, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$21,662,329

Gross tax unrealized appreciation	161,716,363
Gross tax unrealized depreciation	(10,302)

Net tax unrealized appreciation	$161,706,061

The difference between book basis and tax basis of investments is attributable to the use of the Individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019

(Unaudited)

(A)	SECURITY VALUATIONS

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Fair Value Measurements—The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in active markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2019

For the period ended September 30, 2019, there were no transfers among Levels 1, 2 and 3 for the Fund.

The following is a summary of inputs used, as of September 30, 2019, in valuing the Fund’s investments carried at value:

	Total Value at September 30, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$183,368,390	$183,368,390	$—	$—

*	See details of industry breakout in the Schedule of Investments.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISER

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

ADMINISTRATOR

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive,

Westborough, MA 01581

(800) 852-4750

Third Quarter Report

September 30, 2019

(Unaudited)

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, Delaware 19809

(800) 852-4750

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Terry Wettergreen Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date November 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)
Date November 18, 2019

By (Signature and Title)*	/s/ John Boyle
John Boyle, Chief Financial Officer
(principal financial officer)
Date November 18, 2019

* Print the name and title of each signing officer under his or her signature.